Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,293,903.80

Principal:
Principal Collections	$15,686,606.21
Prepayments in Full	$7,165,146.26
Liquidation Proceeds	$49,393.64
Recoveries	$48,494.99
Sub Total	$22,949,641.10
Collections	$24,243,544.90

Purchase Amounts:
Purchase Amounts Related to Principal	$63,148.30
Purchase Amounts Related to Interest	$220.50
Sub Total	$63,368.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,306,913.70

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,306,913.70
Servicing Fee	$555,196.88	$555,196.88	$0.00	$0.00	$23,751,716.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,751,716.82
Interest - Class A-2 Notes	$46,591.81	$46,591.81	$0.00	$0.00	$23,705,125.01
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$23,316,598.51
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$23,193,046.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,193,046.51
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$23,142,813.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,142,813.51
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$23,105,327.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,105,327.84
Regular Principal Payment	$20,493,979.64	$20,493,979.64	$0.00	$0.00	$2,611,348.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,611,348.20
Residual Released to Depositor	$0.00	$2,611,348.20	$0.00	$0.00	$0.00

Total		$24,306,913.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,493,979.64
Total					$20,493,979.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$20,493,979.64	$56.70	$46,591.81	$0.13	$20,540,571.45	$56.83
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$20,493,979.64	$19.47	$646,388.98	$0.61	$21,140,368.62	$20.08

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$76,589,278.74	0.2119121	$56,095,299.10	0.1552081
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$585,629,278.74	0.5563381	$565,135,299.10	0.5368691

Pool Information
Weighted Average APR	2.527%	2.529%
Weighted Average Remaining Term	44.30	43.46
Number of Receivables Outstanding	25,833	25,379
Pool Balance	$666,236,259.89	$643,098,118.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$614,044,362.78	$593,203,311.01
Pool Factor	0.5812621	0.5610751

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$49,894,807.19
Targeted Overcollateralization Amount	$77,962,819.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,962,819.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$173,847.28
(Recoveries)		16	$48,494.99
Net Loss for Current Collection Period			$125,352.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2258%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4113%
Second Prior Collection Period			0.1871%
Prior Collection Period			0.3436%
Current Collection Period			0.2298%
Four Month Average (Current and Prior Three Collection Periods)			0.2929%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		562	$2,290,379.91
(Cumulative Recoveries)			$338,576.03
Cumulative Net Loss for All Collection Periods			$1,951,803.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1703%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,075.41
Average Net Loss for Receivables that have experienced a Realized Loss			$3,472.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	159	$5,256,261.83
61-90 Days Delinquent	0.08%	15	$531,173.28
91-120 Days Delinquent	0.02%	4	$140,961.01
Over 120 Days Delinquent	0.02%	4	$100,632.43
Total Delinquent Receivables	0.94%	182	$6,029,028.55

Repossession Inventory:
Repossessed in the Current Collection Period		5	$166,082.38
Total Repossessed Inventory		11	$329,220.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1135%
Prior Collection Period			0.1084%
Current Collection Period			0.0906%
Three Month Average			0.1042%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1202%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	47	$1,534,477.85
2 Months Extended	66	$2,397,056.07
3+ Months Extended	9	$339,629.79

Total Receivables Extended	122	$4,271,163.71
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer